UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck VIP Multi-Manager Alternatives Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 23.8%
Basic Materials: 1.6%
583	A. Schulman, Inc.	$15,753
85	Airgas, Inc.	7,562
1,950	Argonaut Gold, Inc. (CAD) *	16,617
39	CF Industries Holdings, Inc.	7,123
1,700	Continental Gold Ltd. (CAD) *	12,646
824	Eldorado Gold Corp. (CAD)	11,318
1,860	Fortuna Silver Mines, Inc. (CAD) *	8,391
230	Goldcorp, Inc.	10,364
1,240	Guyana Goldfields, Inc. (CAD) *	4,252
961	MAG Silver Corp. *	9,706
190	Newmont Mining Corp.	9,741
850	Osisko Mining Corp. (CAD) *	9,868
1,450	Silvercorp Metals, Inc.	9,990
6,920	Volta Resources, Inc. (CAD) *	7,423
589	Wausau Paper Corp.	5,525

		146,279

Communications: 2.1%
629	8x8, Inc. *	2,642
4,325	Alcatel-Lucent (ADR) *	9,818
520	Allot Communications Ltd. *	12,090
2,112	CalAmp Corp. *	10,243
1,125	Ceragon Networks Ltd. *	10,676
1,379	Cincinnati Bell, Inc. *	5,544
344	DealerTrack Holdings, Inc. *	10,409
87	Equinix, Inc. *	13,698
22	Google, Inc. *	14,107
376	InterDigital, Inc.	13,107
111	Keynote Systems, Inc.	2,193
4,768	Lionbridge Technologies, Inc. *	13,732
261	Liquidity Services, Inc. *	11,693
309	NIC, Inc.	3,748
205	Pandora Media, Inc. *	2,093
1,564	Perficient, Inc. *	18,784
396	SPS Commerce, Inc. *	10,644
142	Ubiquiti Networks, Inc. *	4,491
714	ValueClick, Inc. *	14,094
910	VASCO Data Security International, Inc. *	9,819
392	Yahoo!, Inc. *	5,966

		199,591

Consumer, Cyclical: 3.2%
635	Amerigon, Inc. *	10,274
599	Barnes & Noble, Inc. *	7,937
74	Cooper-Standard Holding, Inc. *	3,237
464	CVS Caremark Corp.	20,787
108	Fuel Systems Solutions, Inc. *	2,825
35	Hibbett Sports, Inc. *	1,909
600	Kia Motors Corp. (KRW) #	39,372
1,085	La-Z-Boy, Inc. *	16,232
259	Life Time Fitness, Inc. *	13,098
236	Lions Gate Entertainment Corp. *	3,285
3,100	Marisa Lojas S.A.	42,201
138	MSC Industrial Direct Co.	11,493
6	Oxford Industries, Inc.	305
1,011	Pier 1 Imports, Inc. *	18,380
360	Royal Caribbean Cruises Ltd.	10,595
104	Select Comfort Corp. *	3,369
1,660	Sonic Corp. *	12,749
148	Starbucks Corp.	8,272
1,225	Titan International, Inc.	28,971
593	Titan Machinery, Inc. *	16,723
463	Universal Entertainment Corp. #	10,400
272	Vera Bradley, Inc. *	8,212

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

1,292	Wabash National Corp. *	13,372

		303,998

Consumer, Non-cyclical: 3.3%
294	Alere, Inc. *	7,647
1,231	Amarin Corp. Plc (ADR) *	13,935
102	Beam, Inc.	5,974
2,186	BioScrip, Inc. *	14,843
5,702	EnteroMedics, Inc. *	12,887
125	Gen-Probe, Inc. *	8,301
2,837	Guided Therapeutics, Inc. *	2,525
656	Heartland Payment Systems, Inc.	18,919
437	Impax Laboratories, Inc. *	10,741
1,366	IRIS International, Inc. *	18,455
894	K12, Inc. *	21,125
645	Mylan, Inc. *	15,125
729	Myriad Genetics, Inc. *	17,248
986	On Assignment, Inc. *	17,225
343	OraSure Technologies, Inc. *	3,941
125	Pfizer, Inc.	2,833
145	Philip Morris International, Inc.	12,848
1,729	Quanta Services, Inc. *	36,136
1,658	Solta Medical, Inc. *	5,024
1,904	Spectranetics Corp. *	19,802
290	The Andersons, Inc.	14,120
303	The Scotts Miracle-Gro Co.	16,410
1,305	TMS International Corp. *	15,790

		311,854

Diversified: 0.3%
27,580	Noble Group Ltd. (SGD) #	30,301

Energy: 2.7%
2,980	Abraxas Petroleum Corp. *	9,298
163,150	Adaro Energy Tbk PT #	34,470
23,360	Afren Plc (GBP) * #	49,945
137	Apache Corp.	13,760
211	BP Plc (ADR)	9,495
1,670	BPZ Resources, Inc. *	6,730
106	Clayton Williams Energy, Inc. *	8,421
916	Energy Partners Ltd. *	15,215
160	Energy XXI Bermuda Ltd. *	5,778
883	Goodrich Petroleum Corp. *	16,795
799	Green Plains Renewable Energy, Inc. *	8,621
630	Lukoil (ADR)	38,020
646	Matrix Service Co. *	9,050
140	National Oilwell Varco, Inc.	11,126
116	Range Resources Corp.	6,744
141	Rosetta Resources, Inc. *	6,875
2,212	Synergy Resources Corp. *	7,410

		257,753

Financial: 2.0%
266	American International Group, Inc. *	8,201
833	Assured Guaranty Ltd.	13,761
3,300	BR Malls Participacoes S.A.	43,007
3,660	BR Properties S.A.	46,997
303	JPMorgan Chase & Co.	13,932
1,711	KeyCorp	14,543
456	MGIC Investment Corp. *	2,262
160	Regional Management Corp. *	2,688
29,117	Tisco Financial Group PCL (THB) #	39,158

		184,549

Industrial: 3.6%
257	Analogic Corp.	17,358
3	Aptargroup, Inc.	154
334	Astec Industries, Inc. *	12,184
676	Benchmark Electronics, Inc. *	11,147
225	Danaher Corp.	12,600
966	Dycom Industries, Inc. *	22,565

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

599	EMCOR Group, Inc.	16,604
608	FEI Co. *	29,859
3,419	Flow International Corp. *	13,744
3,624	Heckmann Corp. *	15,619
572	Jabil Circuit, Inc.	14,369
274	Jacobs Engineering Group, Inc. *	12,157
199	Landstar System, Inc.	11,486
1,219	MasTec, Inc. *	22,052
1,042	Newport Corp. *	18,464
386	OSI Systems, Inc. *	23,662
344	Roadrunner Transportation Systems, Inc. *	5,968
289	Rofin-Sinar Technologies, Inc. *	7,621
8,500	SeaCo Ltd.	383
2,082	Swift Transportation Co. *	24,026
566	The Shaw Group, Inc. *	17,948
264	Trex Co, Inc. *	8,469
49	Trimble Navigation Ltd. *	2,667
149	Triumph Group, Inc.	9,336
258	Waste Connections, Inc.	8,393

		338,835

Technology: 4.8%
115	Accenture Plc	7,418
302	ACI Worldwide, Inc. *	12,162
675	Atmel Corp. *	6,656
401	ATMI, Inc. *	9,343
1,836	AXT, Inc. *	11,659
1,274	Brooks Automation, Inc.	15,708
3,177	Callidus Software, Inc. *	24,813
105	Cognizant Technology Solutions Corp. *	8,080
1,852	Datalink Corp. *	17,631
3,500	FSI International, Inc. *	17,115
3,160	inContact, Inc. *	17,633
148	KLA-Tencor Corp.	8,054
503	Mellanox Technologies Ltd. *	21,040
1,295	Mentor Graphics Corp. *	19,244
550	Micron Technology, Inc. *	4,455
452	Monolithic Power Systems, Inc. *	8,891
600	NVIDIA Corp. *	9,234
2,101	O2Micro International Ltd. (ADR) *	11,787
1,126	OCZ Technology Group, Inc. *	7,859
2,080	PLX Technology, Inc. *	8,362
3,307	PMC - Sierra, Inc. *	23,910
674	RealD, Inc. *	9,099
565	Rudolph Technologies, Inc. *	6,277
45	Samsung Electronics Co. Ltd. (KRW) #	50,762
1,210	SciQuest, Inc. *	18,440
380	Silicon Laboratories, Inc. *	16,340
341	Skyworks Solutions, Inc. *	9,429
1,034	TOP Image Systems Ltd. *	4,239
5,064	Trident Microsystems, Inc. *	1,671
480	TriQuint Semiconductor, Inc. *	3,310
347	Ultratech, Inc. *	10,056
225	Veeco Instruments, Inc. *	6,435
819	Velti Plc *	11,097
329	Volterra Semiconductor Corp. *	11,323
1,020	Xyratex Ltd.	16,228

		445,760

Utilities: 0.2%
387	Exelon Corp.	15,174

Total Common Stocks (Cost: $1,961,207) (a)		2,234,094

Principal Amount

CORPORATE BONDS: 6.6%
	Calumet Specialty Products Partners LP
$12,500	9.38%,05/01/19	13,062
	Catalyst Paper Corp.

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

50,000	11.00%,12/15/16 * 144A	26,250
	Clear Channel Communications, Inc.
20,000	4.90%,05/15/15	16,400
11,000	5.75%,01/15/13	10,972
11,000	11.00%,08/01/16	8,195
	Earthlink, Inc.
55,000	8.88%,05/15/19	53,487
	Energy Future Intermediate Holding Co. LLC
10,000	11.75%,03/01/22 144A	10,275
	FiberTower Corp.
61,499	9.00%,01/01/16	38,437
	First Data Corp.
70,000	11.25%,03/31/16	63,700
	IDQ Holdings, Inc.
10,000	11.50%,04/01/17 144A	10,300
	Lions Gate Entertainment, Inc.
15,000	10.25%,11/01/16 144A	16,594
	Liz Claiborne, Inc.
70,000	10.50%,04/15/19 144A	78,050
	MBIA Insurance Corp.
30,000	14.00%,01/15/33	18,450
	Mohegan Tribal Gaming Authority
7,000	10.50%,12/15/16 144A	6,108
	Nextel Communications, Inc.
15,000	6.88%,10/31/13	15,075
	Production Resource Group, Inc.
35,000	8.88%,05/01/19 144A	29,837
	RadioShack Corp.
12,500	6.75%,05/15/19	10,047
	Satmex Escrow S.A. de C.V.
50,000	9.50%,05/15/17	52,000
	Solo Cup Co.
30,000	8.50%,02/15/14	30,225
	SRA International, Inc.
14,000	11.00%,10/01/19 144A	14,840
	The Gap, Inc.
68,000	5.95%,04/12/21	68,741
	The River Rock Entertainment Authority
11,000	9.00%,11/01/18	8,580
432	9.75%,11/01/11 (c)	337
	Tower Automotive Holdings USA LLC
15,000	10.63%,09/01/17 144A	16,350

Total Corporate Bonds (Cost: $624,171) (a)		616,312

GOVERNMENT OBLIGATIONS: 1.5%
	United States Treasury Notes
111,000	2.13%,08/15/21	110,939
28,800	3.63%,02/15/21	32,607

Total Government Obligations (Cost: $139,973) (a)		143,546

STRUCTURED NOTES: 4.9%
	Deutsche Bank A.G. London Branch, Alpha Overlay Securities
380,000	09/24/12 § (b)	379,620
57,000	02/08/13 § (b)	54,845
20,000	07/03/13 § (b)	19,440
	MBIA Insurance Corp.
5,000	14.00%,01/15/33	3,075

Total Structured Notes (Cost: $458,877) (a)		456,980

Number of Shares

CLOSED-END FUND: 0.5% (Cost: $45,526)

5,050	Eaton Vance Tax-Managed Diversified Equity Income Fund	48,126

EXCHANGE TRADED FUNDS: 1.6%

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

76	iShares Silver Trust *	2,384
2,000	Market Vectors Mortgage REIT Income ETF ‡	50,464
281	SPDR Barclays Capital High Yield Bond ETF	11,063
540	SPDR Gold Trust *	87,556

Total Exchange Traded Funds (Cost: $145,071) (a)		151,467

OPEN-END FUNDS: 35.8%
7,171	AC Risk Parity 12 Vol Fund * #	1,076,650
1,039	American Independence Funds Trust - Fusion Fund *	21,912
51,200	AQR Diversified Arbitrage Fund	565,251
34,732	Loomis Sayles Bond Fund	509,518
116	Luxcellence - Virtuoso Fund * # §	13,455
35,221	Marketfield Fund *	527,255
42,590	TFS Market Neutral Fund *	638,856

Total Open-End Funds (Cost: $3,144,889)		3,352,897

OPTIONS PURCHASED: 0.0% (Cost: $1,206)

300	S+P 500 Index Calls($1,450, expiring 04/21/12) *	600

MONEY MARKET FUND: 27.9% (Cost: $2,617,903)

2,617,903	AIM Treasury Portfolio - Institutional Class	2,617,903

Total Investments: 102.6% (Cost: $9,138,823)		9,621,925
Liabilities in excess of other assets: (2.6)%		(248,248)

NET ASSETS: 100.0%		$9,373,677

SECURITIES SOLD SHORT: (22.3)%
COMMON STOCKS: (6.9)%
Basic Materials: (0.3)%
(145)	Potash Corp of Saskatchewan, Inc.	(6,625)
(825)	RPM International, Inc.	(21,607)

		(28,232)

Communications: (0.6)%
(74)	Allot Communications Ltd. *	(1,721)
(211)	Crown Castle International Corp. *	(11,255)
(159)	EZchip Semiconductor Ltd. *	(6,889)
(2,281)	Harmonic, Inc. *	(12,477)
(316)	LogMeIn, Inc. *	(11,133)
(89)	Netgear, Inc. *	(3,400)
(240)	Polycom, Inc. *	(4,577)
(127)	Viasat, Inc. *	(6,123)

		(57,575)

Consumer, Cyclical: (1.2)%
(103)	BJ’s Restaurants, Inc. *	(5,186)
(74)	Coinstar, Inc. *	(4,703)
(474)	Dana Holding Corp.	(7,347)
(122)	Darden Restaurants, Inc.	(6,242)
(186)	DTS, Inc. *	(5,621)
(171)	Ethan Allen Interiors, Inc.	(4,330)
(212)	Fastenal Co.	(11,469)
(55)	Fossil, Inc. *	(7,259)
(160)	Genesco, Inc. *	(11,464)
(975)	Interface, Inc.	(13,601)
(177)	LKQ Corp. *	(5,517)
(50)	O’Reilly Automotive, Inc. *	(4,568)
(189)	PACCAR, Inc.	(8,851)
(224)	Steven Madden Ltd *	(9,576)
(276)	Urban Outfitters, Inc. *	(8,034)

		(113,768)

Consumer, Non-cyclical: (1.1)%
(379)	DENTSPLY International, Inc.	(15,209)
(131)	Helen of Troy Ltd. *	(4,455)

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

(232)	Laboratory Corp. of America Holdings *	(21,237)
(96)	Medco Health Solutions, Inc. *	(6,749)
(390)	Medifast, Inc. *	(6,809)
(531)	Monro Muffler Brake, Inc.	(22,031)
(132)	Teleflex, Inc.	(8,072)
(132)	TreeHouse Foods, Inc. *	(7,854)
(135)	Weight Watchers International, Inc.	(10,421)

		(102,837)

Energy: (0.1)%
(147)	Alpha Natural Resources, Inc. *	(2,236)
(99)	Consol Energy, Inc.	(3,376)

		(5,612)

Financial: (0.1)%
(32)	Credit Suisse Group AG (ADR)	(912)
(27)	Deutsche Bank AG	(1,344)
(128)	Royal Bank of Scotland Group Plc (ADR) *	(1,132)
(304)	Tower Group, Inc.	(6,819)
(61)	UBS AG *	(855)

		(11,062)

Industrial: (1.7)%
(240)	Aerovironment, Inc. *	(6,434)
(9)	American Science & Engineering, Inc.	(603)
(3)	Aptargroup, Inc.	(153)
(149)	Boeing Co.	(11,081)
(524)	Ceradyne, Inc.	(17,061)
(435)	CH Robinson Worldwide, Inc.	(28,488)
(251)	Emerson Electric Co.	(13,097)
(555)	EnerSys *	(19,231)
(177)	Fluor Corp.	(10,627)
(160)	HEICO Corp.	(8,254)
(302)	Kaydon Corp.	(7,704)
(75)	Lincoln Electric Holdings, Inc.	(3,399)
(497)	MasTec, Inc. *	(8,991)
(1,239)	Power-One, Inc. *	(5,637)
(51)	Precision Castparts Corp.	(8,818)
(35)	Roper Industries, Inc.	(3,471)

		(153,049)

Technology: (1.8)%
(1,274)	Allscripts Healthcare Solutions, Inc. *	(21,148)
(544)	ASML Holding N.V.	(27,276)
(160)	Atmel Corp. *	(1,578)
(276)	Bottomline Technologies, Inc. *	(7,711)
(462)	Ceva, Inc. *	(10,492)
(222)	ChipMOS Technologies Bermuda Ltd. *	(3,905)
(218)	Diodes, Inc. *	(5,053)
(147)	Emulex Corp. *	(1,526)
(108)	First Solar, Inc. *	(2,705)
(716)	iGate Corp. *	(12,000)
(116)	Infosys Ltd. (ADR)	(6,615)
(540)	Intel Corp.	(15,179)
(292)	Interactive Intelligence Group, Inc. *	(8,909)
(266)	JDA Software Group, Inc. *	(7,310)
(213)	Mantech International Corp.	(7,340)
(287)	Nuance Communications, Inc. *	(7,341)
(320)	Pegasystems, Inc.	(12,211)
(239)	Power Integrations, Inc.	(8,872)
(48)	SAP AG (ADR)	(3,351)
(22)	Syntel, Inc.	(1,232)

		(171,754)

Total Common Stocks (Proceeds: $(621,535))		(643,889)

REAL ESTATE INVESTMENT TRUST: (0.2)% (Proceeds: $(17,368))
Financial: (0.2)%
(733)	DuPont Fabros Technology, Inc.	(17,922)

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Principal Amount

CORPORATE BONDS: (5.8)%
	Allison Transmission, Inc.
$(25,000)	7.13%,05/15/19 144A	(26,000)
	Best Buy Co., Inc.
(50,000)	5.50%,03/15/21	(48,986)
	EI du Pont de Nemours & Co.
(47,000)	4.25%,04/01/21	(53,009)
	France Telecom S.A.
(60,000)	4.13%,09/14/21	(62,585)
	Iron Mountain, Inc.
(30,000)	7.75%,10/01/19	(32,925)
	Lawson Software, Inc.
(20,000)	9.38%,04/01/19	(20,850)
	Marina District Finance Co., Inc.
(54,350)	9.50%,10/15/15 144A	(49,866)
	Pilgrim’s Pride Corp.
(32,000)	7.88%,12/15/18	(32,080)
	Realogy Corp.
(72,500)	7.88%,02/15/19 144A	(72,863)
(25,000)	9.00%,01/15/20 144A	(25,875)
	United Rentals North America, Inc.
(15,000)	8.38%,09/15/20	(15,600)
	United States Steel Corp.
(30,000)	7.38%,04/01/20	(30,750)
	Univision Communications, Inc.
(70,000)	8.50%,05/15/21 144A	(69,650)

Total Corporate Bonds (Proceeds: $(520,351))		(541,039)

GOVERNMENT OBLIGATIONS: (0.8)%
	France Government Bond OAT
(17,000)	3.25%,10/25/21	(23,524)
	Spain Government Bond
(12,000)	5.50%,04/30/21	(16,268)
	United States Treasury Notes
(38,600)	2.00%,11/15/21	(38,006)
(500)	3.63%,02/15/21	(566)

Total Government Obligations (Proceeds: $(77,096))		(78,364)

Number of Shares

EXCHANGE TRADED FUNDS: (8.6)%
(110)	Consumer Discretionary Select Sector SPDR Fund	(4,961)
(104)	Consumer Staples Select Sector SPDR Fund	(3,544)
(222)	CurrencyShares Euro Trust	(29,459)
(836)	Direxion Daily Emerging Markets Bull 3X Shares	(87,090)
(580)	Direxion Daily Financial Bear 3X Shares *	(11,977)
(197)	Direxion Daily Financial Bull 3X Shares *	(21,499)
(710)	Direxion Daily Small Cap Bull 3X Shares *	(44,325)
(1,520)	Direxion Daily Technology Bull 3X Shares	(99,560)
(126)	Energy Select Sector SPDR Fund	(9,038)
(355)	Industrial Select Sector SPDR Fund	(13,284)
(1,720)	iPATH S&P 500 VIX Short-Term Futures ETN *	(28,930)
(88)	iShares Dow Jones Transportation Average Index Fund	(8,238)
(353)	iShares PHLX SOX Semiconductor Sector Index Fund	(20,986)
(487)	iShares Russell 2000 Growth Index Fund	(46,450)
(753)	iShares Russell 2000 Index Fund	(62,386)
(474)	iShares Russell Microcap Index Fund	(24,364)
(70)	iShares S&P MidCap 400 Index Fund	(6,945)
(219)	iShares Silver Trust *	(6,870)
(650)	Market Vectors Gold Miners ETF ‡	(32,221)
(153)	Market Vectors Semiconductor ETF ‡ *	(5,477)
(59)	Materials Select Sector SPDR Fund	(2,181)
(390)	Powershares QQQ Trust, Series 1	(26,345)
(1,145)	ProShares UltraPro S&P 500	(97,188)
(271)	SPDR S&P 500 ETF Trust	(38,135)
(219)	SPDR S&P MidCap 400 ETF Trust	(39,567)

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

(62)	SPDR S&P Retail ETF	(3,802)
(1,033)	Technology Select Sector SPDR Fund	(31,145)
(30)	Vanguard Small-Cap Growth ETF	(2,609)

Total Exchange Traded Funds (Proceeds: $(785,987))		(808,576)

Total Securities Sold Short (Proceeds: $(2,022,337))		$(2,089,790)

COVERED OPTIONS WRITTEN: (0.1)% (Premiums: $(7,194))
(300)	S+P 500 Index Calls($1,400, expiring 04/21/12) *	$(6,300)

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
KRW	Korean Won
SGD	Singapore Dollar
THB	Thai Baht

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $3,036,444.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
(c)	Security in default
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,344,513 which represents 14.3% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $467,360 which represents 5.0% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $(35,650), or (0.4)% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/12

Market Vectors Gold Miners ETF(1)	$(33,430)	$—	$—	$—	$—	$(32,221)
Market Vectors Mortgage REIT Income ETF	—	50,454	—	—	—	50,464
Market Vectors Semiconductor ETF(1)	—	—	5,278	—	—	(5,477)

	$(33,430)	$50,454	$5,278	$—	$—	$12,766

(1) Represents short position at March 31, 2012.

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Basic Materials	$146,279	$—	$—	$146,279
Communications	199,591	—	—	199,591
Consumer, Cyclical	254,226	49,772	—	303,998
Consumer, Non-cyclical	311,854	—	—	311,854
Diversified	—	30,301	—	30,301
Energy	173,338	84,415	—	257,753
Financial	145,391	39,158	—	184,549
Industrial	338,835	—	—	338,835
Technology	394,998	50,762	—	445,760
Utilities	15,174	—	—	15,174
Corporate Bonds	—	616,312	—	616,312
Government Obligations	—	143,546	—	143,546
Structured Notes	—	456,980	—	456,980
Closed-End Fund	48,126	—	—	48,126

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Exchange Traded Funds	151,467	—	—	151,467
Open-End Funds	2,262,792	1,090,105	—	3,352,897
Options Purchased	600	—	—	600
Money Market Fund	2,617,903	—	—	2,617,903

Total	$7,060,574	$2,561,351	$—	$9,621,925

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$(643,889)	$—	$—	$(643,889)
Real Estate Investment Trust*	(17,922)	—	—	(17,922)
Corporate Bonds	—	(541,039)	—	(541,039)
Government Obligations	—	(78,364)	—	(78,364)
Exchange Traded Funds	(808,576)	—	—	(808,576)

Total	$(1,470,387)	$(619,403)	$—	$(2,089,790)

Other Financial Instruments, net**	$(6,300)	$—	$—	$(6,300)

*	See Schedule of Investments for security type and industry sector breakouts.

**	Other financial instruments include written options.

See Notes to Schedules of Investments

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are generally categorized as Level 1 in the fair value hierarchy. Futures are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2012 was $9,320,302 and net unrealized appreciation aggregated $301,623 of which $595,659 related to appreciated securities and $294,036 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Multi-Manager Alternatives Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: May 29, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Multi-Manager Alternatives Fund

Date: May 29, 2012